S000004258 [Member] Investment Objectives and Goals - iShares MSCI South Korea ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI SOUTH KOREA ETFTicker: EWYStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities.